UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-07261

CREDIT SUISSE TRUST

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices)          (Zip Code)

John G. Popp
Credit Suisse Trust
Eleven Madison Avenue
New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 to June 30, 2022

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2022
  (unaudited)

◼  CREDIT SUISSE TRUST
COMMODITY RETURN STRATEGY PORTFOLIO

The Portfolio's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Portfolio, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Portfolio is advised by Credit Suisse Asset Management, LLC.

Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report
June 30, 2022 (unaudited)

July 22, 2022

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") for the six-month period ended June 30, 2022.

Performance Summary
01/01/22 – 06/30/22

Portfolio & Benchmark	Performance
Class 1[1]	18.26%
Class 2[1]	18.43%
Bloomberg Commodity Index Total Return[2]	18.44%

Market and Strategy Review:

Commodities increased for the semiannual period ended June 30, 2022 (the "period"). The Bloomberg Commodity Index Total Return (the "Benchmark") rose 18.44% during the period, with 16 out of 23 index constituents posting gains.

For the period, the Portfolio outperformed the Benchmark before fees and fund expenses, and underperformed after fees and fund expenses. Commodity strategies contributed positively to relative performance, while cash management detracted from relative performance. Within the Portfolio's commodity exposure, forward curve positioning in the Agriculture, Industrial Metals and Energy sectors contributed to relative performance. Forward positioning within the Livestock and Precious Metals sectors detracted from performance over the period. On an individual commodity level, the top three estimated contributors to relative performance versus the Benchmark were Natural Gas (+0.59%), Chicago Wheat (+0.36%) and Nickel (+0.24%) during the period. Meanwhile, Brent Crude Oil (-0.19%), RBOB Gasoline (-0.12%) and WTI Crude Oil (-0.11%) had the largest negative impact relative to the Benchmark during the period.

Energy increased 58.29% during the period on a combination of a continued demand rebound from COVID-19 and slow production increase. The Russian invasion of Ukraine also stoked supply fears for crude oil and refined products as Russia is a prominent exporter of both crude oil and diesel fuel. This helped drive up prices of diesel fuel, with Ultra-Low Sulfur Diesel rising 93.75% and Gas Oil increasing 95.08% during the period. Further, Natural Gas gained 48.89% during the period, as concerns about availability of Russian exports led both European prices as well as natural gas substitutes higher, which in turn also increased US prices.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2022 (unaudited)

Agriculture was up 13.05% during the period, led by Soybean Oil, which rose 23.37% after the Russia-Ukraine conflict led to expectations for increased vegetable oil demand in the form of biofuels, and decreases in global vegetable oil supply, as both countries jointly supply approximately 80% of global sunflower oil. Further, Soybeans gained early in the period as adverse dry weather concerns in South America led to downward revisions to the Argentine and Brazilian soybean crop, which buoyed prices. Cotton strengthened during the first quarter of 2022 as increasingly dry conditions in major-producing regions of West Texas reduced yield expectations while US export sales remained strong, with particular interest from China. Meanwhile, certified cotton inventories on the Intercontinental Exchange (ICE) remained near record lows amid strong underlying demand and continued supply chain issues. However, Cotton gave back some of the first quarter gains in the second quarter as some beneficial rain in West Texas and increasing odds of a global economic slowdown loosened expectations for the global supply-demand balance.

Industrial Metals dropped 9.61% during the period as fears of an economic slowdown in China resulting from strict COVID-19-related lockdowns negatively impacted the prices of commodities strongly linked to economic activity, such as Copper and Aluminum. Nickel rose 10.45% during the period as a result of the Russia-Ukraine conflict, as Russia is a large exporter of high grade nickel. The price of the metal nearly doubled during the end of the first quarter as one of the world's top Nickel producers, who was holding a big short position, had difficulties to meet margin calls amid rising prices, which pushed the price of the metal into a steep rally. In a response to the sharp price increase, the London Metal Exchange (LME) suspended Nickel trading for more than a week.

Livestock was 3.42% lower during the period, with Live Cattle falling 6.09% after the United States Department of Agriculture reported consecutive months of higher cattle placement into feedlots. In addition, elevated feed grain costs caused by the Russia-Ukraine conflict raised the possibility of farmers selling cattle early, which increased expectations for near term supplies of Live Cattle.

Precious Metals declined 4.39% during the period. Gold and Silver weakened during the period as expectations for larger rate hikes from the US Federal Reserve Bank (the "Fed") grew during the second quarter, particularly after higher-than-expected US inflation data for May 2022 provided a fresh impetus for the Fed to be more aggressive in tightening monetary policy. Silver declined 13.37% as a significantly stronger US Dollar reduced the relative attractiveness of precious metals as an alternative store of wealth.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2022 (unaudited)

Outlook:

The recent sharp drop in commodity prices was due to several reasons, including the possibility of slowing economic growth and lower inflation, as well as a stronger US Dollar. The speed and magnitude of this price decline was unusual on a historical basis, and may be even more surprising given that there was not a severe change in the global macroeconomic environment. Although US grains exports become less competitive with a stronger US Dollar, recent price weakness may present a buying opportunity, given that even in a weaker economic growth environment, supply and demand of most crops may not be significantly affected. In addition, industrial metals prices could benefit if China provides economic stimulus and European production becomes more constrained due to power rationing.

The Credit Suisse Commodities Management Team

Christopher Burton

This Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risk, correlation risk, credit risk, derivatives risk, exposure risk, fixed income risk, focus risk, futures contracts risk, leveraging risk, illiquidity risk, interest rate risk, market risk, portfolio turnover risk, structured note risk, subsidiary risk, swap agreements risk, tax risk and U.S. government securities risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Portfolio could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Portfolio's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2022 (unaudited)

uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2022; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. The Portfolio entered into a written contract to limit expenses to 1.05% for Class 1 shares and 0.80% for Class 2 shares of the Portfolio's average daily net assets through at least May 1, 2023.

2  The Benchmark is composed of futures contracts on 23 physical commodities. The Benchmark does not have transactions costs and investors may not invest directly in the index.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2022 (unaudited)

Average Annual Returns as of June 30, 20221

	1 Year	5 Years	10 Years
Class 1	24.70%	8.41%	(0.91)%
Class 2	25.12%	—	—

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.05% for Class 1 shares and 0.75% for Class 2 shares. The annualized net expense ratio after fee waivers and/or expense reimbursements are 1.05% for Class 1 shares and 0.75% for Class 2 shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. The Portfolio entered into a written contract to limit expenses to 1.05% for Class 1 shares and 0.80% for Class 2 shares of the Portfolio's average daily net assets through at least May 1, 2023.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2022 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended June 30, 2022.

The table illustrates your Portfolio's expenses in two ways:

•  Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Portfolio Return. This helps you to compare the Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2022 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended June 30, 2022

Actual Portfolio Return	Class 1	Class 2
Beginning Account Value 01/01/22	$1,000.00	$1,000.00
Ending Account Value 06/30/22	$1,182.60	$1,184.30
Expenses Paid per $1,000*	$5.68	$4.06
Hypothetical 5% Portfolio Return
Beginning Account Value 01/01/22	$1,000.00	$1,000.00
Ending Account Value 06/30/22	$1,019.59	$1,021.08
Expenses Paid per $1,000*	$5.26	$3.76
Annualized Expense Ratios*	1.05%	0.75%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's Prospectus.

Portfolio Breakdown**

Commodity Indexed Structured Notes	3.51%
United States Agency Obligations	27.86
United States Treasury Obligations	63.67
Short-term Investments	4.96
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments
June 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTE (3.6%)
$30,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01(1),(2),(3) (Cost $30,000,000)	(AA-, Aa1)	05/23/23	1.580	$23,216,544
UNITED STATES AGENCY OBLIGATIONS (28.4%)
2,600	Federal Farm Credit Banks, SOFR + 0.040%(1)	(AA+, Aaa)	05/15/24	1.550	2,600,700
11,900	Federal Farm Credit Banks, SOFR + 0.310%(1)	(AA+, Aaa)	11/07/22	1.820	11,912,756
5,300	Federal Farm Credit Banks, USBMMY3M + 0.420%(1)	(AA+, Aaa)	11/07/22	2.178	5,311,781
7,000	Federal Farm Credit Banks, USBMMY3M + 0.035%(1)	(AA+, Aaa)	05/03/23	1.793	7,003,214
36,500	Federal Farm Credit Banks, SOFR + 0.380%(1)	(AA+, Aaa)	05/08/23	1.890	36,614,800
1,000	Federal Farm Credit Banks	(AA+, Aaa)	09/01/23	0.300	969,614
5,000	Federal Farm Credit Banks, SOFR + 0.025%(1)	(AA+, Aaa)	09/27/23	1.535	5,000,595
2,000	Federal Farm Credit Banks, SOFR + 0.135%(1)	(AA+, Aaa)	11/06/23	1.645	2,002,879
7,400	Federal Farm Credit Banks, SOFR + 0.040%(1)	(AA+, Aaa)	02/05/24	1.550	7,399,448
7,900	Federal Home Loan Banks, SOFR + 0.005%(1)	(AA+, Aaa)	10/21/22	1.515	7,900,300
6,000	Federal Home Loan Banks, SOFR + 0.015%(1)	(AA+, Aaa)	03/15/23	1.525	6,000,455
5,000	Federal Home Loan Banks, SOFR + 0.035%(1)	(AA+, Aaa)	05/19/23	1.545	5,000,905
3,700	Federal Home Loan Banks	(AA+, Aaa)	02/28/24	2.125	3,652,859
2,000	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	1,844,058
16,000	Federal Home Loan Mortgage Corp., SOFR + 0.130%(1)	(AA+, Aaa)	08/05/22	1.640	16,002,139
5,600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/05/23	0.375	5,483,226
6,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	5,722,485
7,643	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	7,280,628
7,100	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/21/25	0.375	6,557,930
7,629	Federal Home Loan Mortgage Corp. Discount Notes(4)	(AA+, Aaa)	09/06/22	1.230	7,602,184
9,000	Federal National Mortgage Association	(AA+, Aaa)	05/22/23	0.250	8,796,015
8,000	Federal National Mortgage Association	(AA+, Aaa)	07/10/23	0.250	7,788,942
900	Federal National Mortgage Association	(AA+, Aaa)	11/27/23	0.250	867,827
2,300	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	2,184,724
6,000	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	5,617,319
7,500	Federal National Mortgage Association(5)	(AA+, Aaa)	06/17/25	0.500	6,965,841
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $186,911,414)					184,083,624

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (64.8%)
$4,200	United States Treasury Bills(4)	(AA+, Aaa)	06/15/23	3.026	$4,091,083
5,900	United States Treasury Bills(4)	(AA+, Aaa)	03/23/23	1.588	5,798,861
46,300	United States Treasury Floating Rate Notes, USBMMY3M + 0.055%(1)	(AA+, Aaa)	07/31/22	1.813	46,312,081
29,300	United States Treasury Floating Rate Notes, USBMMY3M + 0.055%(1),(6)	(AA+, Aaa)	10/31/22	1.813	29,329,958
43,960	United States Treasury Floating Rate Notes, USBMMY3M + 0.049%(1)	(AA+, Aaa)	01/31/23	1.807	44,032,531
70,300	United States Treasury Floating Rate Notes, USBMMY3M + 0.034%(1)	(AA+, Aaa)	04/30/23	1.792	70,444,026
54,500	United States Treasury Floating Rate Notes, USBMMY3M + 0.029%(1)	(AA+, Aaa)	07/31/23	1.787	54,625,756
34,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.035%(1)	(AA+, Aaa)	10/31/23	1.793	34,085,628
85,000	United States Treasury Floating Rate Notes, USBMMY3M - 0.015%(1),(6),(7)	(AA+, Aaa)	01/31/24	1.743	85,099,072
44,000	United States Treasury Floating Rate Notes, USBMMY3M - 0.075%(1)	(AA+, Aaa)	04/30/24	1.683	43,969,983
3,000	United States Treasury Note	(AA+, Aaa)	04/30/23	0.125	2,932,737
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $420,332,240)					420,721,716
SHORT-TERM INVESTMENTS (6.1%)
32,808,359	State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.45%				32,808,359
7,078,125	State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(8)				7,078,125
TOTAL SHORT-TERM INVESTMENTS (Cost $39,886,484)					39,886,484
TOTAL INVESTMENTS AT VALUE (102.9%) (Cost $677,130,138)					667,908,368
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.9%)					(18,551,843)
NET ASSETS (100.0%)					$649,356,525

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of June 30, 2022.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $23,216,544 or 3.6% of net assets.

(3)  Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 23 physical commodities.

(4)  Securities are zero coupon. Rate presented is yield to maturity as of June 30, 2022.

(5)  Security or portion thereof is out on loan (See Note 2-J).

(6)  At June 30, 2022, $25,382,230 in the value of these securities has been pledged as collateral for open swap contracts.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2022 (unaudited)

(7)  At June 30, 2022, $2,202,552 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.

(8)  Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

FEDL01 = Federal Funds Rate

SOFR = Secured Overnight Financing Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Energy
Natural Gas Futures	USD	Sep 2022	(80)	$(4,313,600)	$1,209,394

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$6,000,000	08/02/22	UBS	1.86%	Bloomberg Commodity Index Total Return	At Maturity	$—	$276,350
							$—	$276,350

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$87,702,755	08/02/22	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	2.01%	At Maturity	$—	$(6,990,577)
USD	24,391,781	08/02/22	Bank of America	Bloomberg Commodity Index Total Return	1.86%	At Maturity	—	(1,793,296)
USD	46,252,783	08/02/22	Citigroup	Bloomberg Commodity Index Total Return	1.86%	At Maturity	—	(3,400,528)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2022 (unaudited)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$18,973,576	08/02/22	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	1.86%	At Maturity	$—	$(1,417,114)
USD	89,824,115	08/02/22	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(b)	2.01%	At Maturity	—	(7,030,505)
USD	62,308,863	08/02/22	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	1.84%	At Maturity	—	(4,580,672)
USD	81,875,190	08/02/22	Societe Generale	Bloomberg Commodity Index Total Return	1.86%	At Maturity	—	(6,019,506)
USD	48,000,000	08/02/22	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	1.89%	At Maturity	—	(3,585,360)
USD	93,839,470	08/02/22	Societe Generale	Societe Generale P04 TR Index(c)	2.01%	At Maturity	—	(7,181,223)
USD	68,651,607	08/02/22	UBS	Bloomberg Commodity Index Total Return	1.86%	At Maturity	—	(5,047,373)
							$—	$(47,046,154)
Net Unrealized Appreciation/(Depreciation)							$—	$(46,769,804)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2022 (unaudited)

(a)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious, softs, and textiles. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	6/30/22 Value(1)
CBOT Bean Oil JAN 23 Futures	3.05%	63.89	2,462,146
CBOT Corn DEC 22 Futures	5.06%	131.82	4,084,638
NYMEX WTI Crude Oil DEC 22 Futures	9.18%	77.61	7,416,389
ICE Brent Crude Oil DEC 22 Futures	7.99%	64.17	6,454,132
NYBOT Cotton DEC 22 Futures	1.15%	18.74	926,294
COMEX Gold AUG 22 Futures	13.32%	59.50	10,753,012
COMEX High Grade Copper DEC 22 Futures	4.06%	35.20	3,274,784
NYMEX Heating Oil DEC 22 Futures	2.71%	14.70	2,191,314
NYBOT Coffee DEC 22 Futures	2.30%	21.83	1,858,802
KCBOT Kansas Wheat SEP 22 Futures	1.82%	30.94	1,472,128
LME Aluminium SEP 22 Futures	3.16%	41.77	2,553,375
CME Live Cattle AUG 22 Futures	3.00%	45.72	2,424,743
CME Lean Hogs AUG 22 Futures	1.90%	37.61	1,536,035
LME Nickel SEP 22 Futures	2.69%	15.98	2,176,261
LME Zinc SEP 22 Futures	2.42%	24.73	1,953,996
NYMEX Nat Gas SEP 22 Futures	12.20%	182.65	9,848,327
ICE Gas Oil SEP 22 Futures	3.56%	26.08	2,874,069
CBOT Soybeans NOV 22 Futures	5.32%	58.96	4,298,483
NYBOT Sugar OCT 22 Futures	2.48%	96.68	2,003,119
COMEX Silver SEP 22 Futures	3.84%	30.50	3,103,391
CBOT Soy Meal DEC 22 Futures	3.05%	60.59	2,464,197
CBOT Wheat SEP 22 Futures	2.99%	54.70	2,417,642
NYMEX Unleaded Gasoline DEC 22 Futures	2.73%	18.80	2,207,814

(1)  Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of June 30, 2022.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2022 (unaudited)

(b)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	6/30/22 Value(1)
CBOT Bean Oil DEC 22 Futures	3.05%	65.24	2,523,049
CBOT Corn SEP 22 Futures	5.07%	133.58	4,199,377
NYMEX WTI Crude Oil SEP 22 Futures	9.28%	74.56	7,686,757
NYBOT Cotton DEC 22 Futures	1.15%	19.21	949,419
COMEX Gold AUG 22 Futures	13.30%	60.98	11,021,464
COMEX High Grade Copper SEP 22 Futures	4.05%	36.16	3,353,379
NYMEX Heating Oil SEP 22 Futures	2.70%	14.13	2,233,672
NYBOT Coffee SEP 22 Futures	2.32%	22.31	1,925,079
KCBOT Kansas Wheat SEP 22 Futures	1.82%	31.71	1,508,916
CME Live Cattle AUG 22 Futures	3.00%	46.87	2,485,279
ICE Brent Crude Oil DEC 22 Futures	7.99%	65.77	6,615,261
ICE Gas Oil SEP 22 Futures	3.54%	26.58	2,929,618
CME Lean Hogs AUG 22 Futures	1.89%	38.40	1,568,074
LME Aluminium DEC 22 Futures	3.15%	42.67	2,611,425
LME Nickel DEC 22 Futures	2.69%	16.32	2,229,760
LME Zinc DEC 22 Futures	2.41%	25.55	1,998,126
NYMEX Nat Gas SEP 22 Futures	12.19%	187.21	10,094,193
NYMEX Unleaded Gasoline DEC 22 Futures	2.73%	19.27	2,262,933
CBOT Soybeans NOV 22 Futures	5.32%	60.44	4,405,796
NYBOT Sugar OCT 22 Futures	2.48%	99.09	2,053,128
COMEX Silver SEP 22 Futures	3.84%	31.26	3,180,868
CBOT Soy Meal DEC 22 Futures	3.05%	62.10	2,525,716
CBOT Wheat SEP 22 Futures	2.99%	56.02	2,476,269

(1)  Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of June 30, 2022.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2022 (unaudited)

(c)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	6/30/22 Value(1)
LME Aluminium SEP 22 Futures	3.15%	44.62	2,727,713
ICE Brent Crude Oil SEP 22 Futures	8.30%	65.98	7,193,844
CBOT Bean Oil DEC 22 Futures	2.94%	65.80	2,544,767
NYMEX WTI Crude Oil SEP 22 Futures	9.45%	79.44	8,190,075
NYBOT Coffee DEC 22 Futures	2.23%	22.74	1,936,104
CBOT Corn SEP 22 Futures	4.98%	137.24	4,314,399
NYBOT Cotton DEC 22 Futures	1.13%	19.74	975,422
COMEX High Grade Copper SEP 22 Futures	3.92%	36.61	3,395,335
ICE Gas Oil SEP 22 Futures	3.69%	28.99	3,195,048
NYMEX Heating Oil SEP 22 Futures	2.75%	15.10	2,387,833
CME Live Cattle AUG 22 Futures	3.03%	49.59	2,629,737
CME Lean Hogs AUG 22 Futures	1.90%	40.36	1,648,246
NYMEX Nat Gas SEP 22 Futures	12.85%	206.63	11,141,485
LME Nickel DEC 22 Futures	2.58%	16.36	2,235,233
NYMEX Unleaded Gasoline SEP 22 Futures	2.92%	17.71	2,530,027
CBOT Soy Meal DEC 22 Futures	2.91%	61.93	2,518,756
CBOT Soybeans NOV 22 Futures	5.07%	60.28	4,394,167
NYBOT Sugar OCT 22 Futures	2.41%	100.85	2,089,570
KCBOT Kansas Wheat SEP 22 Futures	1.74%	31.72	1,509,519
CBOT Wheat SEP 22 Futures	2.85%	55.89	2,470,202
COMEX Silver SEP 22 Futures	3.70%	31.48	3,203,719
COMEX Gold AUG 22 Futures	13.20%	63.33	11,444,949
LME Zinc SEP 22 Futures	2.31%	25.36	2,003,733

(1)  Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of June 30, 2022.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Assets and Liabilities
June 30, 2022 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $7,078,125 (Cost $677,130,138) (Note 2)	$667,908,368[1]
Cash	220
Cash segregated at brokers for swap contracts (Note 2)	25,565,319
Receivable for Portfolio shares sold	11,072,190
Receivable for investments sold	10,971,157
Interest receivable	1,204,755
Variation margin receivable on futures contracts (Note 2)	880,800
Unrealized appreciation on open swap contracts (Note 2)	276,350
Prepaid expenses and other assets	3,054
Total assets	717,882,213
Liabilities
Investment advisory fee payable (Note 3)	355,169
Administrative services fee payable (Note 3)	35,827
Shareholder servicing/Distribution fee payable (Note 3)	10,517
Cash received from brokers for futures contracts (Note 2)	512,674
Unrealized depreciation on open swap contracts (Note 2)	47,046,154
Payable for investments purchased	11,000,000
Payable upon return of securities loaned (Note 2)	7,078,125
Payable for Portfolio shares redeemed	2,180,156
Trustees' fee payable	10,803
Accrued expenses	296,263
Total liabilities	68,525,688
Net Assets
Capital stock, $.001 par value (Note 6)	26,008
Paid-in capital (Note 6)	545,883,468
Total distributable earnings (loss)	103,447,049
Net assets	$649,356,525
Class 1 Shares
Net assets	$44,833,854
Shares outstanding	1,801,045
Net asset value, offering price and redemption price per share	$24.89
Class 2 Shares
Net assets	$604,522,671
Shares outstanding	24,206,493
Net asset value, offering price and redemption price per share	$24.97

1  Includes $6,958,532 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Operations
For the Six Months Ended June 30, 2022 (unaudited)

Investment Income
Interest	$2,228,175
Securities lending (net of rebates)	3,761
Total investment income	2,231,936
Expenses
Investment advisory fees (Note 3)	2,101,566
Administrative services fees (Note 3)	58,380
Shareholder servicing/Distribution fees (Note 3)
Class 1	55,006
Transfer agent fees	341,906
Trustees' fees	38,043
Audit and tax fees	37,731
Custodian fees	29,267
Legal fees	24,977
Printing fees	19,489
Insurance expense	15,295
Commitment fees (Note 4)	12,809
Recoupment of previously waived fees (Note 3)	10,100
Miscellaneous expense	5,236
Total expenses	2,749,805
Net investment loss	(517,869)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	15,901
Net realized gain from futures contracts	7,942,175
Net realized gain from swap contracts	190,961,040
Net change in unrealized appreciation (depreciation) from investments	(8,934,718)
Net change in unrealized appreciation (depreciation) from futures contracts	(170,068)
Net change in unrealized appreciation (depreciation) from swap contracts	(70,104,573)
Net realized and unrealized gain from investments, futures contracts and swap contracts	119,709,757
Net increase in net assets resulting from operations	$119,191,888

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
From Operations
Net investment loss	$(517,869)	$(3,399,669)
Net realized gain from investments, futures contracts and swap contracts	198,919,116	130,969,995
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(79,209,359)	11,700,821
Net increase in net assets resulting from operations	119,191,888	139,271,147
From Distributions
From distributable earnings
Class 1	(7,067,373)	(1,421,527)
Class 2	(103,984,872)	(28,138,569)
Net decrease in net assets resulting from distributions	(111,052,245)	(29,560,096)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	32,817,154	42,878,281
Reinvestment of distributions	111,052,245	29,560,096
Net asset value of shares redeemed	(117,056,542)	(56,949,027)
Net increase in net assets from capital share transactions	26,812,857	15,489,350
Net increase in net assets	34,952,500	125,200,401
Net Assets
Beginning of period	614,404,025	489,203,624
End of period	$649,356,525	$614,404,025

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Financial Highlights
(For a Class 1 Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2022	For the Year Ended December 31,
	(unaudited)	2021[1]	2020[1]	2019[1]	2018[1]	2017[1]
Per share data
Net asset value, beginning of period	$24.74	$20.28	$22.02	$20.82	$24.18	$26.28
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.05)	(0.20)	0.00[3]	0.24	0.24	0.00[3]
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	4.83	5.85	(0.60)	1.14	(3.00)	0.24
Total from investment operations	4.78	5.65	(0.60)	1.38	(2.76)	0.24
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(4.63)	(1.19)	(1.14)	(0.18)	(0.60)	(2.34)
Return of capital	—	—	(0.00)[3]	—	—	—
Total dividends and distributions	(4.63)	(1.19)	(1.14)	(0.18)	(0.60)	(2.34)
Net asset value, end of period	$24.89	$24.74	$20.28	$22.02	$20.82	$24.18
Total return[4]	18.26%	27.90%	(1.48)%	6.69%	(11.66)%	1.52%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$44,834	$30,902	$20,156	$453,138	$389,931	$408,881
Ratio of net expenses to average net assets	1.05%[5]	1.05%	1.05%	1.05%	1.04%	1.05%
Ratio of net investment income (loss) to average net assets	(0.40)%[5]	(0.85)%	0.13%	1.22%	0.93%	0.07%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[5]	—%	0.01%	0.00%[6]	—%	0.06%
Portfolio turnover rate[7]	26%	29%	184%	148%	105%	94%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

5  Annualized.

6  This amount represents less than 0.01%.

7  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Financial Highlights
(For a Class 2 Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021[1]	Period from May 1, 2020 (inception date) to December 31, 2020[1]
Per share data
Net asset value, beginning of period	$24.79	$20.28	$15.78
INVESTMENT OPERATIONS
Net investment loss[2]	(0.02)	(0.14)	(0.06)
Net gain from investments, futures contracts and swap contracts (both realized and unrealized)	4.85	5.91	4.56
Total from investment operations	4.83	5.77	4.50
LESS DIVIDENDS
Dividends from net investment income	(4.65)	(1.26)	—
Total dividends	(4.65)	(1.26)	—
Net asset value, end of period	$24.97	$24.79	$20.28
Total return[3]	18.43%	28.46%	28.52%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$604,523	$583,502	$469,048
Ratio of net expenses to average net assets	0.75%[4]	0.78%	0.80%[4]
Ratio of net investment loss to average net assets	(0.13)%[4]	(0.57)%	(0.32)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[4]	—%	0.01%[4]
Portfolio turnover rate[5]	26%	29%	184%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements
June 30, 2022 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which currently offers the Commodity Return Strategy Portfolio (the "Portfolio"). The Portfolio is a non-diversified, open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the "Benchmark"). Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse" or the "Adviser"), the investment adviser to the Portfolio, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Portfolio intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Portfolio and the accompanying financial statements reflect the financial position of the Portfolio and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Portfolio and the Subsidiary and all intercompany transactions and balances have been eliminated. The Portfolio may invest up to 25% of its total assets in the Subsidiary. As of June 30, 2022, the Portfolio held $89,257,156 in the Subsidiary, representing 13.7% of the Portfolio's consolidated net assets. For the six months ended June 30, 2022, the net realized gain on securities and other financial instruments held in the Subsidiary was $198,926,845.

Subsequent references to the Portfolio within the Notes to Consolidated Financial Statements collectively refer to the Portfolio and the Subsidiary, unless the context otherwise requires.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2022 (unaudited)

Note 1. Organization (continued)

The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. Each class of shares represents an equal pro rata interest in the Portfolio, except the share classes bear different expenses.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Portfolio is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Portfolio's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse, who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Portfolio's pricing policies. The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

daily at the settlement price established by the Board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$23,216,544	$—	$23,216,544
United States Agency Obligations	—	184,083,624	—	184,083,624
United States Treasury Obligations	—	420,721,716	—	420,721,716
Short-term Investments	32,808,359	7,078,125	—	39,886,484
	$32,808,359	$635,100,009	$—	$667,908,368
Other Financial Instruments*
Futures Contracts	$1,209,394	$—	$—	$1,209,394
Swap Contracts	—	276,350	—	276,350
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Swap Contracts	$—	$47,046,154	$—	$47,046,154

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended June 30, 2022, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a portfolio's financial position, financial performance and cash flows. For the six months ended June 30, 2022, the Portfolio's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at June 30, 2022

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended June 30, 2022.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Commodity price
Futures contracts(2)	$1,209,394	$—	$7,942,175	$(170,068)
Total return swap contracts	276,350	47,046,154	190,961,040	(70,104,573)
	$1,485,744	$47,046,154	$198,903,215	$(70,274,641)

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported with in the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at June 30, 2022 is reflected in the Consolidated Schedule of Investments. For the six months ended June 30, 2022, the Portfolio held average monthly notional values of $8,056,201, $11,317,986 and $661,938,979 in long futures contracts, short futures contracts and swap contracts, respectively.

The Portfolio is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Portfolio. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Portfolio's derivative assets, net of related collateral held by the Portfolio, at June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets
UBS	$276,350	$(276,350)	$—	$—	$—

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Portfolio's derivative liabilities, net of related collateral pledged by the Portfolio, at June 30, 2022:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Bank of America	$8,783,873	$—	$—	$(8,783,873)	$—
Citigroup	3,400,528	—	(3,400,528)	—	—
JPMorgan Chase	1,417,114	—	(1,417,114)	—	—
Macquarie Bank Ltd.	11,611,177	—	—	(10,615,319)	995,858
Societe Generale	16,786,089	—	(16,786,089)	—	—
UBS	5,047,373	(276,350)	—	(3,760,000)	1,011,023
	$47,046,154	$(276,350)	$(21,603,731)	$(23,159,192)	$2,006,881

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Portfolio may invest in structured notes designed to track the performance of the Benchmark. The Portfolio may, through its investment in the Subsidiary, invest in commodity-linked swaps and/or futures contracts.

If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns.

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

F) CASH — The Portfolio's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Portfolio's custodian.

G) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. The Portfolio may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Portfolio's open futures contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2022, the amount of restricted cash received from brokers related to open futures contracts was $512,674.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Portfolio's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Portfolio may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

principal amount. The Portfolio will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Portfolio's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio's exposure to the counterparty. Therefore, the Portfolio considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Portfolio may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Portfolio's open swap contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2022, the amount of restricted cash held at brokers related to open swap contracts was $25,565,319.

I) COMMODITY INDEXED STRUCTURED NOTES — The Portfolio may invest in structured notes whose value is based on the price movements of the Bloomberg Commodity Index Total Return. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

in the underlying linked financial instrument. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Payments are recorded as interest income. These notes are subject to prepayment, credit and interest rate risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2022, the value of these securities comprised 3.6% of the Portfolio's net assets and resulted in unrealized depreciation of $6,783,456.

J) SECURITIES LENDING — The initial collateral received by the Portfolio is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Portfolio and any additional required collateral is delivered to the Portfolio, or excess collateral returned by the Portfolio, on the next business day. Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. As of June 30, 2022, the Portfolio had outstanding loans of securities to certain approved brokers for which the Portfolio received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$6,958,532	$7,078,125	$7,078,125

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022.

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount
$6,958,532	$(6,958,532)	$—

(a)  Represents market value of loaned securities at period end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the six months ended June 30, 2022, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $11,903, of which $6,895 was rebated to borrowers (brokers). The Portfolio retained $3,761 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,247.

K) OTHER — In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced a desire to phase out the use of London Interbank Offered Rate ("LIBOR") by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a "synthetic" basis, but any such publications would be considered nonrepresentative of the underlying market. The Fed, based on the recommendations of the New York Federal Reserve's Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate ("SOFR") that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Portfolio. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will depend on, among other things,

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

(1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.

The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Portfolio. Furthermore, the risks associated with the expected discontinuation of LIBOR and related transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio's Consolidated Statement of Assets and Liabilities.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Portfolio. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.59% of the Portfolio's average daily net assets. For the six months ended June 30, 2022, investment advisory and administration fees earned by Credit Suisse were $2,101,566. Credit Suisse has contractually agreed to limit expenses so that the Portfolio's annual operating expenses do not exceed 1.05% of the

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2022 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Portfolio's average daily net assets for Class 1 shares and 0.80% of the Portfolio's average daily net assets for Class 2 shares. The Portfolio is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Portfolio to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before May 1, 2023. For the six months ended June 30, 2022, Credit Suisse recouped $10,100 ($10,100 in Class 1 and $0 in Class 2) of previously waived fees and expense reimbursements.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at June 30, 2022 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires December 31, 2023
Class 1	$18,304	$18,304
Class 2	—	—
	$18,304	$18,304

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Portfolio's shares. Pursuant to a distribution plan adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services with respect to Class 1 shares of the Portfolio. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class 1 shares. For the six months ended June 30, 2022, Rule 12b-1 distribution fees with respect to Class 1 shares of the Portfolio were $55,006. The Portfolio has not adopted a Rule 12b-1 plan with respect to the Class 2 shares.

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2022 (unaudited)

Note 4. Line of Credit

Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At June 30, 2022 and during the six months ended June 30, 2022, the Portfolio had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2022, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$30,000,000	$0	$198,634,819	$149,141,475

Note 6. Capital Share Transactions

The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Portfolio offers Class 1 and Class 2 shares. Transactions in capital shares for each class of the Portfolio were as follows:

	Class 1
	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021
	Shares	Value	Shares[1]	Value
Shares sold	728,662	$20,422,514	693,391	$16,902,118
Shares issued in reinvestment of distributions	267,805	7,067,373	57,715	1,421,527
Shares redeemed	(444,557)	(12,084,902)	(496,547)	(12,403,189)
Net increase	551,910	$15,404,985	254,559	$5,920,456
	Class 2
	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021
	Shares	Value	Shares[1]	Value
Shares sold	446,263	$12,394,640	1,102,918	$25,976,163
Shares issued in reinvestment of distributions	3,929,889	103,984,872	1,140,136	28,138,569
Shares redeemed	(3,709,707)	(104,971,640)	(1,808,192)	(44,545,838)
Net increase	666,445	$11,407,872	434,862	$9,568,894

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2022 (unaudited)

Note 6. Capital Share Transactions (continued)

On August 18, 2021, reverse share splits were announced for each class of the Portfolio, pursuant to which shareholders received one share in exchange for every six shares of the Portfolio.

The reverse share splits were effective October 15, 2021. The reverse splits reduced the number of outstanding shares of each class of the Portfolio and proportionately increased the net asset value ("NAV") per share of each class of the Portfolio such that the market value of the Portfolio's shares will remain the same. The reverse share splits applied the same ratio to each class of shares of the Portfolio.

A reverse share split does not alter the rights or total value of a shareholder's investment in the Portfolio, nor will it be a taxable event for Portfolio investors.

The Capital Share Transactions and Financial Highlights prior to October 15, 2021 for the Portfolio has been adjusted to reflect the reverse share split.

On June 30, 2022, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class 1	2	86%
Class 2	3	95%

The Portfolio's performance may be negatively impacted in the event one or more of the Portfolio's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2022 (unaudited)

Note 8. Subsequent Events

In preparing the financial statements as of June 30, 2022, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Liquidity Risk Management Program (unaudited)

The Portfolio has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Portfolio's liquidity risk, i.e., the risk that the Portfolio is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Portfolio. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Portfolio's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Portfolio's liquidity risk and classifies each investment held by each Portfolio as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of the Portfolio's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended June 30, 2022, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Portfolio's prospectus for more information regarding the Portfolio's exposure to illiquidity risk and other risks to which it may be subject.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 24, 2022.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Portfolio's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Portfolio's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  TRCOM-SAR-0622

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: August 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: August 16, 2022

/s/Omar Tariq
Name: Omar Tariq
Title: Chief Financial Officer and Treasurer
Date: August 16, 2022